SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 62,937	$ 18,196
Restricted cash	185	422
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 63,122	$ 18,618